Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2020
Prospectus Date	rr_ProspectusDate	Mar. 02, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Rule 497(e)
Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust
(the “Trust”)

Innovator S&P 500 Buffer ETF™ – June
Innovator S&P 500 Power Buffer ETF™ – June
Innovator S&P 500 Ultra Buffer ETF™ – June
(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus

Dated March 2, 2020

May 26, 2020

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on May 29, 2020, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on June 1, 2020 and end on May 28, 2021. Each Fund’s Cap will not be determined until the start of the new outcome period on June 1, 2020. As of May 21, 2020, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF™ – June	BJUN	16.81% – 20.28% (16.02% – 19.49% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF™ – June	PJUN	11.69% – 14.19% (10.90% – 13.40% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF™ – June	UJUN	7.49% – 9.32% (6.70% – 8.53% after taking into account the Fund’s unitary management fee)

Supplement Closing [Text Block]	ck0001415726_SupplementClosingTextBlock	Please Keep This Supplement With Your Prospectus For Future Reference
Innovator S&P 500 Buffer ETF - June | Innovator S&P 500 Buffer ETF - June
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BJUN
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Buffer ETF™ – June
Innovator S&P 500 Power Buffer ETF - June | Innovator S&P 500 Power Buffer ETF - June
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PJUN
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Power Buffer ETF™ – June
Innovator S&P 500 Ultra Buffer ETF - June | Innovator S&P 500 Ultra Buffer ETF - June
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UJUN
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Ultra Buffer ETF™ – June